Note 5	6 Months Ended
Jun. 30, 2023
Operating Segments Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool for monitoring and managing the different activities of the BBVA Group. In preparing the information by operating segment, the starting point is the lowest-level units, which are aggregated in accordance with the organizational structure determined by the Group's Management to create higher-level units and, finally, the reportable operating segments themselves.
As of June 30, 2023, the structure of the information by operating segments reported by the BBVA Group remains the same as that of the closing of 2022 financial year.
The BBVA Group's operating areas or segments are summarized below:
–Spain includes mainly the banking, insurance and asset management businesses that the Group carries out in Spain.
–Mexico includes banking, insurance and asset management businesses in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes banking, financial, insurance and asset management activity that are carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of business mainly incorporates the wholesale activity carried out in Europe (excluding Spain), the United States, and the BBVA branches located in Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets.
The breakdown of the BBVA Group’s total assets by operating segments and the Corporate Center as of June 30, 2023 and December 31, 2022, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2023	December 2022 ⁽¹⁾
Spain	452,360	427,116
Mexico	164,758	142,557
Turkey	67,324	66,036
South America	67,541	61,951
Rest of Business	54,242	49,952
Subtotal assets by operating segments	806,225	747,613
Corporate Center and adjustments	(43,768)	(35,520)
Total assets BBVA Group	762,456	712,092
(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts to that date (see Note 2.1).
The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2023 and 2022:

Main margins and profit by operating segments (Millions of Euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments ⁽¹⁾
June 2023
Net interest income	11,410	2,544	5,264	980	2,503	260	(140)
Gross income	14,148	3,630	6,774	1,480	2,415	565	(716)
Operating profit /(loss) before tax	6,122	1,821	3,585	787	780	272	(1,123)
Attributable profit (loss)	3,878	1,231	2,614	525	367	212	(1,072)
June 2022 ⁽²⁾
Net interest income	8,538	1,758	3,686	1,153	1,849	155	(64)
Gross income	11,417	3,050	4,813	1,335	1,982	384	(147)
Operating profit /(loss) before tax	4,724	1,404	2,446	633	745	162	(666)
Attributable profit (loss)	2,957	801	1,781	59	418	128	(230)
(1) The adjustments include the impact of the purchase of offices in Spain in 2022 from the transaction with Merlin Properties (see Note 16).
(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts to that date (see Note 2.1).